Stock-Based Compensation	9 Months Ended
Sep. 30, 2013
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Stock-Based Compensation

Non Vested Share Awards

On May 22, 2012, share awards totaling 5,625 shares were made to two executive officers of the Company in accordance with the 2006 Stock Plan at a grant date price of $7.20.  The shares vest based on continued employment of the executives, and the restrictions lapse in 50% increments on each of the first and second anniversary of issuance. There were 2,813 and 5,625 unvested stock awards as of September 30, 2013 and 2012, respectively.

On July 15, 2013, the Company granted share awards and stock options to an executive officer of the Company outside of the 2006 Stock Plan as an inducement material to the executive’s acceptance of employment. The share awards total 3,125 authorized but previously unissued shares of the Company’s common stock with a grant date price of $7.28. The shares vest based on continued employment of the executive, and the restrictions lapse in 33.3% increments on each of the first, second and third anniversaries of issuance. There were 3,125 unvested awards as of September 30, 2013. The stock options entitle the executive to purchase 3,125 authorized but previously unissued shares of the Company’s common stock at an exercise price of $8.08 per share.  The stock options have a four-year term and vest in equal one-third increments on each of the first, second and third anniversaries of issuance provided that the executive is employed by the Company on each such vesting date.  The stock options and share awards will become fully vested in the event of a change of control of the company or upon the executive’s death or disability.

Investment Committee Share Compensation

In March 2012 the Board of Directors approved the recommendation by the Compensation Committee that the independent directors serving as members of the Investment Committee receive their monthly Investment Committee fees in the form of shares of the Company’s Common Stock issued under the 2006 Stock Plan, priced as the average of the closing price of the stock for the first 20 trading days for the calendar year.  The shares issued to the independent directors of the Investment Committee for the three months ended September 30, 2013 and 2012 were 747 and 1,090, respectively. An aggregate of 1,494 and 2,725 shares were issued for the nine months ended September 30, 2013 and 2012, respectively.

Share-Based Compensation Expense

The expense recognized in the condensed consolidated financial statements for the three months ended September 30, 2013 and 2012 for share-based compensation related to employees and directors was approximately $12,200 and $14,200, respectively, and the expense recognized for the nine months ended September 30, 2013 and 2012 was approximately $43,900 and $27,600, respectively.